INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Components of Income Tax Expense
The components of income tax expense from our wholly owned operations and investments and our controlling interest in
CIAC and
joint ventures with Carrier are as follows:

Years Ended December 31,	2020	2019	2018
Current:
U.S. Federal	$58,895	$48,359	$47,263
State	12,909	9,362	10,031
Foreign	4,779	8,078	7,229

	76,583	65,799	64,523

Deferred:
U.S. Federal	218	2,603	7,082
State	21	446	1,600
Foreign	(199)	(1,771)	(392)

	40	1,278	8,290

Income tax expense	$76,623	$67,077	$72,813

Reconciliation of Effective Income Tax Rate
Following is a reconciliation of the effective income tax rate:

Years Ended December 31,	2020	2019	2018
U.S. federal statutory rate	21.0%	21.0%	21.0%
State income taxes, net of federal benefit and other	3.3	2.8	3.6
Excess tax benefits from share-based compensation	(2.3)	(2.0)	(2.0)
Tax effects on foreign income	0.3	0.5	0.5
GILTI	—	(0.1)	0.3
Tax credits and other	(0.3)	(1.0)	—
Repatriation transition tax	—	—	(0.9)
Deferred tax impact of enacted tax rate changes	—	—	0.3

Effective income tax rate attributable to Watsco, Inc.	22.0	21.2	22.8
Taxes attributable to non-controlling interest	(2.8)	(2.7)	(3.1)

Effective income tax rate	19.2%	18.5%	19.7%

Significant Components of Net Deferred Tax Liabilities
The following is a summary of the significant components of our net deferred tax liabilities:

December 31,	2020	2019
Deferred tax assets:
Share-based compensation	$27,223	$24,413
Capitalized inventory costs and inventory reserves	3,189	3,627
Allowance for doubtful accounts	949	1,338
Self-insurance reserves	518	209
Other	5,090	2,212
Net operating loss carryforwards	2,930	2,036

	39,899	33,835
Valuation allowance	(668)	(655)

Total deferred tax assets	39,231	33,180

Deferred tax liabilities:
Deductible goodwill	(78,288)	(73,898)
Depreciation	(16,441)	(14,241)
Other	(7,050)	(7,188)

Total deferred tax liabilities	(101,779)	(95,327)

Net deferred tax liabilities (1)	$(62,548)	$(62,147)

(1)	Net deferred tax liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.

Changes in Gross Unrecognized Tax Benefits
The changes in gross unrecognized tax benefits were as follows:

Balance at December 31, 2017	$4,225
Additions based on tax positions related to the current year	960
Reductions due to lapse of applicable statute of limitations	(283)

Balance at December 31, 2018	4,902
Additions based on tax positions related to the current year	1,027
Reductions due to lapse of applicable statute of limitations	(562)

Balance at December 31, 2019	5,367
Additions based on tax positions related to the current year	1,911
Reductions due to lapse of applicable statute of limitations	(773)

Balance at December 31, 2020	$6,505